OPERATING LEASES AS LESSOR (Details) - Beijing Hollysys [Member] $ in Thousands	Jun. 30, 2017 USD ($)
Operating Leases Future Minimum Payments Receivable [Line Items]
2018	$ 1,477
2019	1,522
2020	1,567
2021	1,614
2022	1,663
Total minimum lease payments to be received in the next five years	$ 7,843